Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Profit (loss) after tax		£ 2,372	£ (894)	£ 2,828
Profit/(loss) after tax in respect of continuing operations		2,372	1,301	2,237
(Loss)/profit after tax in respect of discontinued operations		0	(2,195)	591
Currency translation reserve
Currency translation differences	[1]	834	(1,337)	3,024
Available for sale reserve
Net gains from changes in fair value	[2]	0	473	2,147
Net gains transferred to net profit on disposal	[2]	0	(294)	(912)
Net losses transferred to net profit due to impairment	[2]	0	3	20
Net losses/ (gains) transferred to net profit due to fair value hedging	[2]	0	283	(1,677)
Changes in insurance liabilities and other movements	[2]	0	11	53
Tax	[2]	0	(27)	(18)
Fair value through other comprehensive income reserve
Net gains from changes in fair value	[2]	(553)	0	0
Net losses transferred to net profit on disposal	[2]	48	0	0
Net losses transferred to net profit due to impairment	[2]	4	0	0
Net losses transferred to net profit due to fair value hedging	[2]	236	0	0
Changes in insurance liabilities and other movements	[2]	(26)	0	0
Tax	[2]	65	0	0
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(344)	(626)	1,455
Net gains transferred to net profit		(332)	(643)	(365)
Tax		175	321	(292)
Other		30	(5)	13
Other comprehensive income/(loss) that may be recycled to profit or loss		137	(1,841)	3,448
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements		412	115	(1,309)
Fair value through other comprehensive income reserve		(260)	0	0
Own credit		77	(7)	0
Tax		(118)	(66)	329
Other comprehensive income/(loss) not recycled to profit or loss, from continuing operations		111	42	(980)
Total comprehensive income/(loss) for the year		2,620	(1,392)	6,816
Attributable to:
Equity holders of the parent		2,394	(1,749)	5,233
Non-controlling interests		226	357	1,583
Total comprehensive income/(loss) for the year		2,620	(1,392)	6,816
Continuing operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		248	(1,799)	2,468
Total comprehensive income/(loss) for the year		2,620	(498)	4,705
Attributable to:
Total comprehensive income/(loss) for the year		2,620	(498)	4,705
Discontinued operations [member]
Other comprehensive income/(loss) not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		0	1,301	1,520
Total comprehensive income/(loss) for the year		0	(894)	2,111
Attributable to:
Total comprehensive income/(loss) for the year		£ 0	£ (894)	£ 2,111

[1]	Includes £41 m loss ( 2017 : £189m loss; 2016 : £101m gain) on recycling of currency translation differences.
[2]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve.